Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
Goodwill allocated to the new reportable segments and changes in the carrying amount of goodwill were as follows:

	AM&S	P&D	EMP	RFOC	Total
December 31, 2023	2	76	117	108	303
Write-off	(1)	—	—	—	(1)
Foreign currency translation	—	(6)	(3)	(3)	(12)
December 31, 2024	1	70	114	105	290
Foreign currency translation	—	11	7	7	25
December 31, 2025	1	81	121	112	315